united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Marathon Value Portfolio

MVPFX

Semi-Annual Report

March 31, 2022

Fund Advisor:

Kovitz Investment Group Partners, LLC. 71 S. Wacker Dr., Suite 1860 Chicago, IL 60606

(312) 334-7300

www.marathonvalue.com

Marathon Value Portfolio
PORTFOLIO REVIEW (Unaudited)
March 31, 2022

The Fund’s performance figures(*) for the periods ended March 31, 2022, compared to its benchmark:

			Five	Ten	Inception*** through
	Six	One	Year	Year	March 31, 2022
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Marathon Value Portfolio	3.81%	11.65%	12.39%	11.40%	9.04%
S&P 500 Total Return Index **	5.92%	15.65%	15.99%	14.64%	7.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to pay most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee” of 0.99% (excluding indirect costs of investing in other investment companies and certain other expenses) of the Fund’s net assets. Please review the Fund’s most recent prospectus for more detail on this universal fee. The Fund’s total annual expense ratio is .99% per the Fund’s prospectus dated February 1, 2022. For performance information current to the most recent month-end, please call toll-free 1-800-788-6086.

**	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	Inception date is March 28, 2000.

Portfolio Composition as of March 31, 2022:

Sectors	Percentage of Net Assets
Medical Equipment & Devices	10.2%
Internet Media & Services	9.8%
Technology Services	9.1%
Software	9.0%
Technology Hardware	5.9%
Retail - Consumer Staples	5.7%
Insurance	5.6%
Electrical Equipment	5.3%
Diversified Industrials	4.8%
Machinery	4.8%
Other	29.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ASSET MANAGEMENT - 0.9%
4,300	Blackstone, Inc.	$545,842

	BEVERAGES - 2.5%
8,800	PepsiCo, Inc.	1,472,944

	CABLE & SATELLITE - 0.8%
870	Charter Communications, Inc., Class A(a)	474,602

	CHEMICALS - 2.2%
10,000	PPG Industries, Inc.	1,310,700

	DIVERSIFIED INDUSTRIALS - 4.8%
13,500	Emerson Electric Company	1,323,675
7,000	Illinois Tool Works, Inc.	1,465,800
		2,789,475
	E-COMMERCE DISCRETIONARY - 1.4%
250	Amazon.com, Inc.(a)	814,988

	ELECTRICAL EQUIPMENT - 5.3%
21,660	Johnson Controls International plc	1,420,247
3,200	Keysight Technologies, Inc.(a)	505,504
9,000	TE Connectivity Ltd.	1,178,820
		3,104,571
	ENGINEERING & CONSTRUCTION - 2.3%
6,100	Jacobs Engineering Group, Inc.	840,641
3,845	Quanta Services, Inc.	506,040
		1,346,681
	ENTERTAINMENT CONTENT - 2.6%
11,000	Walt Disney Company (The)(a)	1,508,760

	HOUSEHOLD PRODUCTS - 1.5%
5,858	Procter & Gamble Company (The)	895,102

See accompanying notes to financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,700	Northern Trust Corporation	$314,415

	INSURANCE - 5.6%
3,000	Aon PLC, CLASS A	976,890
6,500	Berkshire Hathaway, Inc., Class B(a)	2,293,915
		3,270,805
	INTERNET MEDIA & SERVICES - 9.8%
600	Alphabet, Inc., Class A(a)	1,668,810
1,103	Alphabet, Inc., Class C(a)	3,080,668
180	Booking Holdings, Inc.(a)	422,721
2,580	Meta Platforms, Inc., Class A(a)	573,689
		5,745,888
	LEISURE FACILITIES & SERVICES - 4.0%
9,300	Las Vegas Sands Corporation(a)	361,491
8,000	McDonald’s Corporation	1,978,240
		2,339,731
	LEISURE PRODUCTS - 0.8%
5,400	Hasbro, Inc.	442,368

	MACHINERY - 4.8%
20,000	Graco, Inc.	1,394,400
10,000	Lincoln Electric Holdings, Inc.	1,378,100
		2,772,500
	MEDICAL EQUIPMENT & DEVICES - 10.2%
13,497	Abbott Laboratories	1,597,505
7,834	Becton Dickinson and Company	2,083,844
8,500	Stryker Corporation	2,272,475
		5,953,824
	RETAIL - CONSUMER STAPLES - 5.7%
5,400	Costco Wholesale Corporation	3,109,591
1,500	Dollar Tree, Inc.(a)	240,225
		3,349,816
	RETAIL - DISCRETIONARY - 4.8%
3,900	CarMax, Inc.(a)	376,272

See accompanying notes to financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RETAIL - DISCRETIONARY - 4.8% (Continued)
12,000	Lowe’s Companies, Inc.	$2,426,280
		2,802,552
	SEMICONDUCTORS - 3.5%
11,000	Texas Instruments, Inc.	2,018,280

	SOFTWARE - 9.0%
2,425	Autodesk, Inc.(a)	519,799
9,500	Microsoft Corporation	2,928,944
3,665	Salesforce, Inc.(a)	778,153
3,450	Splunk, Inc.(a)	512,705
6,800	SS&C Technologies Holdings, Inc.	510,136
		5,249,737
	TECHNOLOGY HARDWARE - 5.9%
15,000	Apple, Inc.	2,619,150
3,380	Motorola Solutions, Inc.	818,636
		3,437,786
	TECHNOLOGY SERVICES - 9.1%
6,400	Automatic Data Processing, Inc.	1,456,255
5,800	Equifax, Inc.	1,375,180
5,000	Global Payments, Inc.	684,200
6,000	Verisk Analytics, Inc.	1,287,780
2,425	Visa, Inc., Class A	537,792
		5,341,207
	TOBACCO & CANNABIS - 1.1%
6,730	Philip Morris International, Inc.	632,216

	TOTAL COMMON STOCKS (Cost $18,959,927)	57,934,790

	TOTAL INVESTMENTS - 99.2% (Cost $18,959,927)	$57,934,790
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	479,653
	NET ASSETS - 100.0%	$58,414,443

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

ASSETS
Investment securities:
At cost	$18,959,927
At fair value	$57,934,790
Cash and cash equivalents	459,453
Dividend receivable	64,140
Receivable for fund shares sold	1,496
TOTAL ASSETS	58,459,879

LIABILITIES
Investment advisory fees payable (a)	45,436
TOTAL LIABILITIES	45,436
NET ASSETS	$58,414,443

Net Assets Consist Of:
Paid in capital	$7,836,857
Accumulated earnings	50,577,586
NET ASSETS	$58,414,443

Net Asset Value Per Share:
Shares:
Net Assets	$58,414,443
Shares of beneficial interest outstanding (b)	1,769,233

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$33.02

(a)	See Note 4 in the Notes to Financial Statements.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

INVESTMENT INCOME
Dividends	$354,295
TOTAL INVESTMENT INCOME	354,295

EXPENSES
Investment advisory fees (a)	307,161
Interest expense	226
TOTAL EXPENSES	307,387

NET INVESTMENT INCOME	46,908

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	12,162,165
Net change in unrealized depreciation on investments	(9,760,802)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,401,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,448,271

(a)	See Note 4 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$46,908	$170,038
Net realized gain from investments	12,162,165	6,267,711
Net change in unrealized appreciation (depreciation) on investments	(9,760,802)	8,173,086
Net increase in net assets resulting from operations	2,448,271	14,610,835

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(6,051,798)	(4,367,606)
Decrease in net assets from distributions to shareholders	(6,051,798)	(4,367,606)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	555,443	366,108
Reinvestment of distributions to shareholders	5,893,692	4,170,143
Payments for shares redeemed	(6,535,728)	(7,474,203)
Net decrease in net assets from shares of beneficial interest	(86,593)	(2,937,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,690,120)	7,305,277

NET ASSETS
Beginning of Year	62,104,563	54,799,286
End of Period/Year	$58,414,443	$62,104,563

SHARE ACTIVITY
Shares Sold	15,776	11,033
Shares Reinvested	169,310	138,359
Shares Redeemed	(188,722)	(225,742)
Net decrease from share activity	(3,636)	(76,350)

See accompanying notes to financial statements.

Marathon Value Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year	$35.03		$29.63	$30.00	$29.51	$27.43	$24.59

Activity from investment operations:
Net investment income (a)	0.03		0.09	0.15	0.16	0.17	0.17
Net realized and unrealized gain on investments	1.49		7.70	1.76	1.46	3.65	3.12
Total from investment operations	1.52		7.79	1.91	1.62	3.82	3.29

Less distributions from:
Net investment income	(0.06)		(0.19)	(0.14)	(0.17)	(0.21)	(0.12)
Net realized gains	(3.47)		(2.20)	(2.14)	(0.96)	(1.53)	(0.33)
Total distributions	(3.53)		(2.39)	(2.28)	(1.13)	(1.74)	(0.45)
Net asset value, end of year	$33.02		$35.03	$29.63	$30.00	$29.51	$27.43
Total return (b)	3.81	% (c)	27.59%	6.60%	6.13%	14.51%	13.56%
Net assets, end of year (000s)	$58,414		$62,105	$54,799	$62,757	$66,432	$71,862

Ratio of expenses to average net assets	0.99	% (d)	1.07%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	0.15	% (d)	0.28%	0.52%	0.57%	0.60%	0.64%
Portfolio Turnover Rate	16	% (c)	6%	9%	9%	6%	15%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
MARCH 31, 2022

1.	ORGANIZATION

Marathon Value Portfolio (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of one class of shares. The Fund’s investment objective is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities; (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase;

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

(iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Fair Value Hierarchy – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2022, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$57,934,790	$—	$—	$57,934,790
Total	$57,934,790	$—	$—	$57,934,790

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Return of capital distributions received from REITs securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2019 - September 30, 2021 or expected to be taken in the Fund’s September 30, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $10,083,250 and $16,313,093, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC. (the “Advisor”) serves as the Fund’s Investment advisor. Pursuant to an advisory agreement (“Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor provides investment advisory services and pays the Fund’s operating expenses (except for the following expenses, which are paid by the Fund: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and any 12b-1 fees) in return for a “universal fee.” For its services to the Fund, the Advisor is entitled to receive an annual fee computed and accrued daily and paid monthly, equal to 0.99% of the Fund’s average daily net assets. For the six months ended March 31, 2022 the Advisor earned $307,161 for their services under on the Advisory Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund shares. During the six months ended March 31, 2022, the Distributor received $0 in underwriting commissions.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with Ultimus, the Fund pays Ultimus customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from Ultimus (as part of the universal fee).

Blu Giant, LLC (“Blu Giant”), an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from Ultimus (as part of the universal fee).

Compensation of Trustees. The total amount paid by the Advisor and Gratus collectively on behalf of the Fund for the six Months ended March 31, 2022, was $6,933 (as part of the universal fee).

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes as of March 31, 2022 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$18,959,927	$39,173,925	$(199,062)	$38,974,863

The tax character of distributions paid during the years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$343,651	$283,516
Long-Term Capital Gain	4,023,955	4,783,116
Return of Capital	—	—
	$4,367,606	$5,066,632

As of September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$178,778	$5,277,691	$—	$—	$—	$48,724,644	$54,181,113

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the return of capital distribution from a C-Corporation.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

During the fiscal year ended September 30, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended September 30, 2021 as follows:

Paid in	Accumulated
Capital	Earnings (Losses)
$319,222	$(319,222)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, Charles Schwab & Co. was the record owner of 80.63% of the Fund’s outstanding shares. Charles Schwab & Co. may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Marathon Value Portfolio
EXPENSE EXAMPLES (Unaudited)
March 31, 2022

As a shareholder of the Fund, you incur ongoing costs, consisting of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio During
	Value	Account Value	During Period	the Period 10/1/21-
Actual	10/1/21	3/31/22	10/1/21-3/31/22*	3/31/22
	$1,000.00	S1,038.10	5.03	0.99%

	Beginning Account	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Value	Account Value	During Period	the Period 10/1/21-
(5% return before expenses)	10/1/21	3/31/22	10/1/21-3/31/22*	3/31/22
	$1,000.00	$1,020.10	$4.99	0.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       sharing for affiliates’ everyday business purposes—information about your creditworthiness

■       affiliates from using your information to market to you

■       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

Marathon Value Portfolio
OTHER INFORMATION
March 31, 2022 (Unaudited)

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Finally, the information on the Fund’s Form N-PORT is available, upon request, by calling the Fund at (800) 788-6086.

Proxy Voting Policies

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for each 12 month period ending June 30 is filed with the SEC on Form N-PX. Such information, when filed, is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. Such information is also available on the SEC’s website at http://www.sec.gov.

Northern Lights Fund Trust III
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ADVISOR
Kovitz Investment Group Partners, LLC
71 S. Wacker Dr., Suite 1860
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Marathon-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/22